Revenue from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers

The principal revenue activities of the Company for the years ended March 31, 2024, 2023 and 2022 were as follows:

	For the Year Ended March 31,
Revenue categories	2024	2023	2022
Revenue from ViraxClear	156,419	8,561	—
Total Revenue	$156,419	$8,561	$—